Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,750,000
Proposed Maximum Offering Price per Unit	0.74
Maximum Aggregate Offering Price	$ 2,035,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 281.03
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Capital Market on April 6, 2026, which date is a date within five business days of the filing of the registration statement filed by the Registrant for the registration of the securities listed in the table above (the "Registration Statement").